Equity incentive plan (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Equity Incentive Plan
Fair value of stock					$ 13.40	$ 4.08
Fir value of shares					$ 2,900	$ 700
Compensation costs					500	$ 500
Unrecognized compensation cost	$ 1,900		$ 1,900		$ 2,000
Weighted-average period			2 years 6 months		2 years 10 months 2 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period					0	203,750
Share-Based Payment Arrangement, Expense					$ 7,200	$ 300
Compensation costs	100	$ 200	$ 200	$ 400
Compensation cost recognized	$ 2,000	$ 1,400	$ 2,000	$ 1,400